PATENTS, NET (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF PATENTS	Patents consist of the following:
	September 30, 2025	December 31, 2024

Patents	$274,700	$274,700
Less: accumulated amortization	(1,786)	(1,099)

TOTAL PATENTS	$272,914	$273,601
Patents consist of the following:
	2024	2023

Patents	$274,700	$198,200
Total patents	274,700	198,200
Less: accumulated amortization	(1,099)	(287)

TOTAL PATENTS	$273,601	$197,913